Schedule of Investments (unaudited)
July 31, 2024
BlackRock Emerging Markets Fund, Inc.
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 7.9%
Arezzo Industria e Comercio SA	193,220	$ 1,661,935
B3 SA - Brasil Bolsa Balcao	32,363,781	62,082,339
Banco Bradesco SA, ADR	22,688,993	50,369,565
CCR SA	8,349,941	18,276,084
GRUPO DE MODA SOMA SA(a)	13,168,166	13,829,001
Hapvida Participacoes e Investimentos SA(a)(b)	129,134,245	92,921,223
Lojas Renner SA	28,079,388	65,827,937
Sendas Distribuidora S/A(a)	16,065,098	27,891,633
XP, Inc., Class A	2,886,271	49,384,097
		382,243,814
Canada — 0.2%
Franco-Nevada Corp.	88,181	11,371,822
China — 20.1%
China Construction Bank Corp., Class A	9,249,000	9,529,115
China Construction Bank Corp., Class H	267,597,000	186,859,178
China Merchants Bank Co. Ltd., Class H	7,933,000	32,880,903
China Oilfield Services Ltd., Class H	21,936,000	19,323,283
Contemporary Amperex Technology Co. Ltd., Class A	1,168,279	30,111,711
CSPC Pharmaceutical Group Ltd.	75,262,000	55,983,316
ENN Energy Holdings Ltd.	7,409,900	51,848,995
Geely Automobile Holdings Ltd.	22,784,000	23,149,843
KE Holdings, Inc., ADR	3,745,135	51,870,120
NetEase, Inc.	473,000	8,723,813
NetEase, Inc., ADR	362,963	33,432,522
PDD Holdings, Inc., ADR(a)	436,641	56,278,658
Shenzhou International Group Holdings Ltd.	4,220,300	35,726,872
Tencent Holdings Ltd.	6,206,900	286,426,429
Tencent Holdings Ltd., ADR(c)	868,603	39,999,168
Xinyi Solar Holdings Ltd.	111,658,000	52,979,301
		975,123,227
Egypt — 0.2%
Commercial International Bank - Egypt	5,080,246	8,713,626
Hungary — 1.5%
OTP Bank Nyrt	1,453,675	74,517,641
India — 18.4%
Aditya Birla Capital Ltd.(a)	15,477,631	42,017,112
Axis Bank Ltd.	5,111,683	71,406,639
Cipla Ltd.	3,928,368	72,588,317
Eicher Motors Ltd.	1,151,879	68,403,331
GAIL India Ltd.	31,533,947	90,951,766
Godrej Consumer Products Ltd.	3,003,767	51,798,827
IndusInd Bank Ltd.	4,940,686	84,447,679
Infosys Ltd., ADR(c)	2,053,504	45,444,044
JSW Energy Ltd., Class A	6,229,128	54,325,968
Macrotech Developers Ltd.	1,325,790	20,761,275
NTPC Ltd.	9,415,186	46,885,065
REC Ltd.	6,763,264	52,244,121
Reliance Industries Ltd.	2,614,171	94,247,189
Titagarh Rail System Ltd.	1,337,224	26,118,866
UltraTech Cement Ltd.	509,056	72,378,965
		894,019,164
Indonesia — 3.5%
Astra International Tbk PT	108,144,600	31,436,792
Bank Central Asia Tbk PT	83,632,000	52,848,635
Security	Shares	Value
Indonesia (continued)
Bank Mandiri Persero Tbk PT	80,347,800	$ 31,688,302
Bank Rakyat Indonesia Persero Tbk PT	186,810,900	53,752,981
		169,726,710
Italy — 0.8%
Wizz Air Holdings PLC(a)(b)	1,522,706	37,545,863
Kazakhstan — 1.7%
Kaspi.KZ JSC, ADR	638,475	83,084,752
Mexico — 4.4%
Fibra Uno Administracion SA de CV	19,562,590	24,864,051
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	3,127,915	26,851,952
Grupo Aeroportuario del Pacifico SAB de CV, ADR	154,505	24,719,255
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,546,806	40,633,250
Grupo Financiero Banorte SAB de CV, Class O	11,110,036	83,252,221
Kimberly-Clark de Mexico SAB de CV, Class A	6,945,156	12,353,737
		212,674,466
Philippines — 1.4%
Ayala Land, Inc.	30,784,600	15,585,965
Bank of the Philippine Islands	9,607,860	19,964,427
BDO Unibank, Inc.	7,411,290	17,433,532
International Container Terminal Services, Inc.	2,602,170	15,869,201
		68,853,125
Poland — 1.0%
Allegro.eu SA(a)(b)	2,634,979	24,204,970
Powszechny Zaklad Ubezpieczen SA	1,934,096	23,685,169
		47,890,139
Russia(a)(d) — 0.0%
Gazprom PJSC	8,520,027	1,002
LUKOIL PJSC	1,370,026	161
Novatek PJSC	295,922	35
Sberbank of Russia PJSC	6,788,060	799
TCS Group Holding PLC, GDR	25,066	3
		2,000
Saudi Arabia — 1.1%
Etihad Etisalat Co.	3,684,231	51,175,285
South Korea — 5.8%
Hansol Chemical Co. Ltd.	142,035	16,972,793
Hyundai Rotem Co. Ltd.	2,019,603	71,995,315
Samsung Electronics Co. Ltd.	862,940	53,210,795
Samsung Electronics Co. Ltd., GDR	14,996	23,064,650
SK Hynix, Inc.	812,329	116,507,057
		281,750,610
Taiwan — 15.7%
Accton Technology Corp.	3,561,000	55,819,662
Delta Electronics, Inc.	4,134,000	53,096,374
eMemory Technology, Inc.	320,000	22,731,275
MediaTek, Inc.	2,465,000	93,879,818
Taiwan Semiconductor Manufacturing Co. Ltd.	14,669,000	427,913,643
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	674,005	111,750,029
		765,190,801
Thailand — 1.4%
Advanced Info Service PCL, NVDR	1,707,000	11,219,148
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Emerging Markets Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Thailand (continued)
CP ALL PCL, NVDR	23,434,300	$ 38,342,205
Thai Beverage PCL	55,055,800	20,790,597
		70,351,950
Turkey — 2.5%
Akbank TAS, Class A	30,507,408	57,021,040
Eldorado Gold Corp.(a)	2,170,675	36,805,492
Eldorado Gold Corp.(a)(c)	1,105,598	18,750,942
Yapi ve Kredi Bankasi A/S, Class A	10,531,928	9,604,041
		122,181,515
United Arab Emirates — 1.6%
Aldar Properties PJSC	31,808,708	63,999,333
Emaar Properties PJSC	6,545,018	15,378,240
		79,377,573
United Kingdom — 0.5%
Anglogold Ashanti PLC	814,326	23,182,922
United States — 0.8%
EPAM Systems, Inc.(a)	175,348	37,722,615
Total Common Stocks — 90.5% (Cost: $4,128,028,750)		4,396,699,620
Preferred Securities
Preferred Stocks — 4.4%
Brazil — 1.5%
Petroleo Brasileiro SA	10,748,715	71,092,427
South Korea — 2.9%
Samsung Electronics Co. Ltd.	2,998,062	142,728,231
Total Preferred Securities — 4.4% (Cost: $215,060,780)		213,820,658
Total Long-Term Investments — 94.9% (Cost: $4,343,089,530)		4,610,520,278
Security	Shares	Value
Short-Term Securities
Money Market Funds — 6.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(e)(f)(g)	27,700,547	$ 27,711,627
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.21%(e)(f)	303,100,158	303,100,158
		330,811,785

Par (000)
Time Deposits — 0.0%
Hong Kong — 0.0%
Hongkong & Shanghai Banking Corp., 3.02%, 08/01/24	HKD	13,011	1,665,307
Total Short-Term Securities — 6.8% (Cost: $332,475,437)	332,477,092
Total Investments — 101.7% (Cost: $4,675,564,967)	4,942,997,370
Liabilities in Excess of Other Assets — (1.7)%	(84,423,506)
Net Assets — 100.0%	$ 4,858,573,864

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 9,201,540	$ 18,512,270 (a)	$ —	$ (3,840)	$ 1,657	$ 27,711,627	27,700,547	$ 26,042 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	284,083,841	19,016,317 (a)	—	—	—	303,100,158	303,100,158	2,956,338	—
				$ (3,840)	$ 1,657	$ 330,811,785		$ 2,982,380	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Emerging Markets Fund, Inc.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	1,406	09/20/24	$ 77,084	$ (1,203,633)
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	08/17/26	$42,035,629	$1,809,887 (c)	$44,228,256	0.9%
	Monthly	HSBC Bank PLC(d)	02/10/28	34,366,732	1,745,864 (e)	36,207,135	0.7
	Monthly	JPMorgan Chase Bank N.A.(f)	02/10/25	24,817,578	920,384 (g)	25,789,876	0.5
					$4,476,135	$106,225,267

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(382,740) of net dividends and financing fees.
(e)	Amount includes $(94,539) of net dividends and financing fees.
(g)	Amount includes $(51,914) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)	(f)
Range: Benchmarks:	0-95 basis points USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	40-40 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	40-40 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Emerging Markets Fund, Inc.

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination 08/17/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
China
Contemporary Amperex Technology Co. Ltd.	1,715,975	$44,228,256	100.0%
Net Value of Reference Entity — Goldman Sachs Bank USA		$44,228,256
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination 02/10/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Egypt
Commercial International Bank - Egypt (CIB), GDR	21,970,349	$36,207,135	100.0%
Net Value of Reference Entity — HSBC Bank PLC		$36,207,135
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination 02/10/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Germany
Puma SE	519,715	$25,789,876	100.0%
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$25,789,876
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Emerging Markets Fund, Inc.

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$ 382,243,814	$ —	$ —	$ 382,243,814
Canada	11,371,822	—	—	11,371,822
China	181,580,468	793,542,759	—	975,123,227
Egypt	8,713,626	—	—	8,713,626
Hungary	—	74,517,641	—	74,517,641
India	45,444,044	848,575,120	—	894,019,164
Indonesia	52,848,635	116,878,075	—	169,726,710
Italy	—	37,545,863	—	37,545,863
Kazakhstan	83,084,752	—	—	83,084,752
Mexico	212,674,466	—	—	212,674,466
Philippines	35,833,628	33,019,497	—	68,853,125
Poland	—	47,890,139	—	47,890,139
Russia	—	—	2,000	2,000
Saudi Arabia	—	51,175,285	—	51,175,285
South Korea	—	281,750,610	—	281,750,610
Taiwan	111,750,029	653,440,772	—	765,190,801
Thailand	—	70,351,950	—	70,351,950
Turkey	122,181,515	—	—	122,181,515
United Arab Emirates	79,377,573	—	—	79,377,573
United Kingdom	10,439,779	12,743,143	—	23,182,922
United States	37,722,615	—	—	37,722,615
Preferred Securities
Preferred Stocks
South Korea	—	142,728,231	—	142,728,231
Brazil	71,092,427	—	—	71,092,427
Short-Term Securities
Money Market Funds	330,811,785	—	—	330,811,785
Time Deposits	—	1,665,307	—	1,665,307
	$ 1,777,170,978	$ 3,165,824,392	$ 2,000	$ 4,942,997,370
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 4,476,135	$ —	$ 4,476,135
Liabilities
Equity Contracts	(1,203,633)	—	—	(1,203,633)
	$ (1,203,633)	$ 4,476,135	$ —	$ 3,272,502

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
HKD	Hong Kong Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
Portfolio Abbreviation (continued)
PJSC	Public Joint Stock Company
SAB	Special Assessment Bonds
Schedule of Investments